LEASES (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases Details [Abstract]
Lease liabilities	[1]	€ 244.3	€ 284.7
Right-of-use assets		€ 184.5	233.3	€ 0.0
IFRS16 [Member]
Leases Details [Abstract]
Lease liabilities				334.8
Right-of-use assets				€ 299.3
Temporary Residential Housing [Member] | Bottom of Range [Member]
Leases Details [Abstract]
Renewal terms		60 days
Temporary Residential Housing [Member] | Top of Range [Member]
Leases Details [Abstract]
Renewal terms		5 years
Forklifts [Member] | Bottom of Range [Member]
Leases Details [Abstract]
Renewal terms		60 days
Forklifts [Member] | Top of Range [Member]
Leases Details [Abstract]
Renewal terms		5 years
Vehicles [Member]
Leases Details [Abstract]
Right-of-use assets		€ 0.0	11.7
Vehicles [Member] | Bottom of Range [Member]
Leases Details [Abstract]
Renewal terms		60 days
Vehicles [Member] | Top of Range [Member]
Leases Details [Abstract]
Renewal terms		5 years
Office [Member] | Bottom of Range [Member]
Leases Details [Abstract]
Renewal terms		60 days
Office [Member] | Top of Range [Member]
Leases Details [Abstract]
Renewal terms		5 years
IT Equipment [Member]
Leases Details [Abstract]
Right-of-use assets		€ 2.0	€ 3.0
IT Equipment [Member] | Bottom of Range [Member]
Leases Details [Abstract]
Renewal terms		60 days
IT Equipment [Member] | Top of Range [Member]
Leases Details [Abstract]
Renewal terms		5 years
Commercial Real Estate [Member] | Top of Range [Member]
Leases Details [Abstract]
Renewal terms		15 years

[1]	Includes the current portion of 42.0 million for lease liabilities.